Property and Equipment, net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 10,825,672	$ 8,544,703
Less: accumulated depreciation and amortization	(3,641,571)	(1,980,063)
Total	7,184,101	6,564,640
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	494,803	409,346
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,084,615	1,953,259
Capitalized development cost [Member]
Property, Plant and Equipment [Line Items]
Subtotal	8,081,105	6,027,310
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 165,149	$ 154,788